Subsequent Events (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 08, 2018	Mar. 02, 2018	Mar. 01, 2018	Feb. 22, 2018	Jan. 04, 2018	Feb. 21, 2018	Feb. 02, 2018
Subsequent Event [Line Items]
Payments to acquire real estate			$ 71.2	$ 64.2	$ 32.8
Sale of office property	$ 141.1
Realized loss on sale of office property	12.1
Cost basis of office property sold	$ 153.2
Stated interest rate on receivable		8.25%
Collateralized Mortgage Backed Securities
Subsequent Event [Line Items]
Payments to acquire marketable securities				100.0
Mortgage | Storage Portfolio I—Various, U.S.A. | Storage Portfolio I, LLC
Subsequent Event [Line Items]
Debt outstanding							$ 151.2
Annual interest rate							4.5325%
Mortgage | Circa Green Lake—Seattle, WA | Circa Green Lake
Subsequent Event [Line Items]
Debt outstanding						$ 52.0
Annual interest rate						3.71%
Mortgage | Union - South Lake Union—Seattle, WA | Union
Subsequent Event [Line Items]
Debt outstanding						$ 57.0
Annual interest rate						3.66%
Mortgage | 99 High Street—Boston, MA | 99 High Street
Subsequent Event [Line Items]
Debt outstanding				$ 277.0
Annual interest rate				3.90%
Storage Portfolio I, LLC
Subsequent Event [Line Items]
Equity method investment, ownership percentage							66.02%
Aspen Lake Office Portfolio
Subsequent Event [Line Items]
Loan receivable		$ 20.0